Convertible Note	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Convertible Note

NOTE 4 – CONVERTIBLE NOTE

In October 2014, the Company entered into one Convertible Promissory Note (the “Note”) with investor, in the amount of $10,000. The Note accrued interest at 10% per annum and was due and payable in a year. The Note holder had the option to convert all principal and interest outstanding under the Note into shares of Company common stock at the conversion price of $0.025 per share. As of December 31, 2015 and 2014, the Company has unamortized debt discount of $0 and $8,333, respectively on the Note. On February 27, 2015, the holder of the Note converted the Note’s principal, plus accrued interest, at a conversion price of $0.025 per share into 413,479 shares of common stock.